FAIR VALUE MEASUREMENTS (Details Textual)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Conversion, Converted Instrument, Rate	8.00%
8% Senior Convertible Debentures [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Conversion, Converted Instrument, Rate	8.00%	8.00%